Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CASH ACCOUNT TRUST
Prospectus Date	rr_ProspectusDate	Aug. 01, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESDWS Tax-Exempt PortfolioOn April 2, 2024, certain changes to the federal regulations that govern money market funds are effective and the following changes to each fund’s prospectus will be effective.The following language is deleted under “PRINCIPAL INVESTMENT STRATEGIES” section of the summary prospectuses, and within the summary section and the “FUND DETAILS” section of the fund’s prospectuses:In July 2023, changes to the federal regulations that govern money market funds, including government money market funds like the fund, were adopted. The changes will be effective at various times in 2023 and 2024. Among the changes are: (i) an increase in the minimum investment percentages in securities offering daily and weekly liquidity and (ii) removal of the ability to temporarily suspend (gate) redemptions.The following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectuses, and within the summary section and the “FUND DETAILS” section of the fund’s prospectuses:Money market fund risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a discretionary liquidity fee (not to exceed 2%) upon redemption of shares if the Advisor determines a liquidity fee is in the fund's best interests. The Advisor may impose such a fee in times of market stress, impaired liquidity of the fund's investments or in other circumstances. A liquidity fee would reduce the amount a shareholder receives upon redemption of shares. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
DWS Tax-Exempt Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESDWS Tax-Exempt PortfolioOn April 2, 2024, certain changes to the federal regulations that govern money market funds are effective and the following changes to each fund’s prospectus will be effective.The following language is deleted under “PRINCIPAL INVESTMENT STRATEGIES” section of the summary prospectuses, and within the summary section and the “FUND DETAILS” section of the fund’s prospectuses:In July 2023, changes to the federal regulations that govern money market funds, including government money market funds like the fund, were adopted. The changes will be effective at various times in 2023 and 2024. Among the changes are: (i) an increase in the minimum investment percentages in securities offering daily and weekly liquidity and (ii) removal of the ability to temporarily suspend (gate) redemptions.The following replaces similar disclosure under the “MAIN RISKS” section of the summary prospectuses, and within the summary section and the “FUND DETAILS” section of the fund’s prospectuses:Money market fund risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a discretionary liquidity fee (not to exceed 2%) upon redemption of shares if the Advisor determines a liquidity fee is in the fund's best interests. The Advisor may impose such a fee in times of market stress, impaired liquidity of the fund's investments or in other circumstances. A liquidity fee would reduce the amount a shareholder receives upon redemption of shares. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
DWS Tax-Exempt Portfolio | Risk Money Market Fund May Impose Fees or Suspend Sales [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The fund may impose a discretionary liquidity fee (not to exceed 2%) upon redemption of shares if the Advisor determines a liquidity fee is in the fund's best interests. The Advisor may impose such a fee in times of market stress, impaired liquidity of the fund's investments or in other circumstances. A liquidity fee would reduce the amount a shareholder receives upon redemption of shares.
DWS Tax-Exempt Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
DWS Tax-Exempt Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
DWS Tax-Exempt Portfolio | Risk Not Insured [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
DWS Tax-Exempt Portfolio | Risk Money Market Fund [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Money market fund risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a discretionary liquidity fee (not to exceed 2%) upon redemption of shares if the Advisor determines a liquidity fee is in the fund's best interests. The Advisor may impose such a fee in times of market stress, impaired liquidity of the fund's investments or in other circumstances. A liquidity fee would reduce the amount a shareholder receives upon redemption of shares. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.